Operationas (Details 7 - Textuals 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operational context
Agreed to pay amounts to certain shareholders of acquiree	R$ 294,703	R$ 351,630